Related Party Transactions - Schedule of Assets and Liabilities Due from and Due to Related Parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Crypto asset collateral receivables due from Northstar [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	$ 1,256,845,932	$ 721,424,627
Loan receivables due from Cango [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		556,920,339
Northstar [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		2,597,282	2,123,933
Amounts due to related parties	[2]	811,053	5,837,804
Loan payables	[3]	1,028,317,131	407,612,187
Cango [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[4]	3,533,857
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		6,131,139	2,123,933
Amounts due to related parties		5,376,563	7,820,838
Loan payables		1,028,317,131	407,612,187
Crypto assets held on behalf of Northstar [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[5]	5,970	(545)
Northstar [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[6]	4,559,540	1,983,579
Crypto assets collateral payable to Cango [Member]
Related Party Transaction [Line Items]
Crypto assets collateral payable		$ 659,615,535

[1]	The balances represent the collateral pledged by the Company in exchange of funding borrowed from financing partner Northstar, which were under common control before the 2024 Reorganization (Note 10).
[2]	The balance represent payables due to Northstar related to Bitcoin loan transactions. For the years ended December 31, 2023, 2024 and 2025, fair value gain/(loss) on crypto-denominated liabilities due to related parties, including balances described in (iii) and (iv), amounted to US$7,167, US$744,361 and US$693,169, respectively.
[3]	The balances represent the balance of the Company’s borrowing from Northstar. The interest rates borne by such borrowings range from 5.45% to 5.67% per annum (Note 10).
[4]	The balances represent the Company’s accounts receivable from Cango as of December 31, 2025, all belong to technology financing fee.
[5]	The balances represent the liability of the Company arising from arrangement to hold crypto assets on behalf of Northstar.
[6]	The balance represents the funding cost due to the financing partner.